Share Capital (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share Capital [Abstract]
Number of options, Granted | shares	75,000
Number of options, Options forfeited | shares	(200,481)
Number of options, Outstanding at the ending of the year | shares	836,514
Number of options, Exercisable | shares	745,885
Weighted average exercise price, Granted	$ 0.92
Weighted average exercise price, Exercised	[1]
Weighted average exercise price, Options forfeited	0.32
Weighted average exercise price, Outstanding at the end of the year	0.63
Weighted average exercise price, Exercisable	$ 0.59
Weighted average remaining contractual term, Outstanding at the end of the year	3 years 7 months 17 days
Weighted average remaining contractual term, Exercisable	3 years 7 months 17 days
Aggregate intrinsic-value, Outstanding | $	$ 318,326
Aggregate intrinsic-value, Exercisable | $	$ 309,867

[1]	Represent amount lower than $0.01